SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of disaggregated amounts of research and development expenses

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Direct research and development expenses(a)	49,037,011	13,114,341	10,399,305
Indirect research and development expenses(b)
Payroll and other related costs of personnel	24,093,038	18,491,694	14,488,811
Lab supplies and other research and development expenses	8,209,491	5,033,111	3,893,296
Total indirect research and development expenses	32,302,529	23,524,805	18,382,107
Total research and development expenses	81,339,540	36,639,146	28,781,412

Note (a): Direct research and development expenses consist principally of: (1) costs related to clinical trials such as payments to CRO, CMO, investigators, and clinical trial sites that conduct the clinical studies; and (2) costs to develop the product candidates, including costs related to product testing.

Note (b): Indirect research and development expenses are not allocated directly to each program, and primarily consist of compensation and other personnel related costs, overhead and infrastructure costs to maintain our facilities, and other costs related to activities that benefit multiple projects.